Supplemental Cash Flow Information (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Interest paid	$ (195,671)	$ (207,339)	$ (219,773)
Interest received	19,559	11,802	6,201
Capitalized interest		19,120	18,324
Interest paid, net of capitalized interest and interest received	$ (176,112)	$ (176,417)	$ (195,248)